Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL(1)
Cash	$—	$—	$2,705	$2,705	Level 1
Derivatives	18,510	18,510	2,219	2,219	Level 2
Total	$18,510	$18,510	$4,924	$4,924

Loans and receivables
Trade and other receivables	$112,844	$112,844	$112,171	$112,171	—
Total	$112,844	$112,844	$112,171	$112,171

Financial Liabilities
FVTPL(1)
Derivatives	$(50,095)	$(50,095)	$(31,365)	$(31,365)	Level 2
Total	$(50,095)	$(50,095)	$(31,365)	$(31,365)

Other financial liabilities
Trade and other payables	$(144,542)	$(144,542)	$(112,973)	$(112,973)	—
Bank loan	(212,138)	(213,376)	(187,954)	(191,286)	—
Long-term notes	(1,474,184)	(1,430,902)	(1,566,116)	(1,435,165)	Level 1
Total	$(1,830,864)	$(1,788,820)	$(1,867,043)	$(1,739,424)

(1) FVTPL means fair value through profit or loss.

Disclosure of financial liabilities
The carrying value and fair value of the Company's financial instruments carried on the consolidated statements of financial position are classified into the following categories:

	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value	Fair Value Measurement Hierarchy
Financial Assets
FVTPL(1)
Cash	$—	$—	$2,705	$2,705	Level 1
Derivatives	18,510	18,510	2,219	2,219	Level 2
Total	$18,510	$18,510	$4,924	$4,924

Loans and receivables
Trade and other receivables	$112,844	$112,844	$112,171	$112,171	—
Total	$112,844	$112,844	$112,171	$112,171

Financial Liabilities
FVTPL(1)
Derivatives	$(50,095)	$(50,095)	$(31,365)	$(31,365)	Level 2
Total	$(50,095)	$(50,095)	$(31,365)	$(31,365)

Other financial liabilities
Trade and other payables	$(144,542)	$(144,542)	$(112,973)	$(112,973)	—
Bank loan	(212,138)	(213,376)	(187,954)	(191,286)	—
Long-term notes	(1,474,184)	(1,430,902)	(1,566,116)	(1,435,165)	Level 1
Total	$(1,830,864)	$(1,788,820)	$(1,867,043)	$(1,739,424)

(1) FVTPL means fair value through profit or loss.

Carrying amounts of U.S. dollar denominated monetary assets and liabilities
The carrying amounts of the Company’s U.S. dollar denominated monetary assets and liabilities at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
U.S. dollar denominated	US$51,665	US$66,950	US$1,294,615	US$1,197,732

Disclosure of financial derivative contracts
Baytex had the following financial derivative contracts outstanding as of March 5, 2018:

	Period	Volume	Price/Unit(1)	Index	Fair Value(2) ($ millions)
Oil
Basis swap	Jan 2018 to Jun 2018	2,000 bbl/d	WTI less US$14.23/bbl	WCS	$3.1
Basis swap	Jan 2018 to Dec 2018	6,000 bbl/d	WTI less US$14.24/bbl	WCS	$15.0
Fixed - Sell	Jan 2018 to Dec 2018	13,000 bbl/d	US$51.64/bbl	WTI	$(45.0)
3-way option (3)	Jan 2018 to Dec 2018	2,000 bbl/d	US$60.00/US$54.40/US$40.00	WTI	$(1.2)
Fixed - Sell	Jan 2018 to Dec 2018	4,000 bbl/d	US$61.31/bbl	Brent	$(6.5)
Fixed - Sell (4)	Feb 2018 to Dec 2018	1,000 bbl/d	US$61.04/bbl	WTI	$—
Swaption (4)(5)	Jan 2019 to Dec 2019	2,000 bbl/d	US$59.60/bbl	WTI	$—
3-way option (3)(4)	Jan 2019 to Dec 2019	2,000 bbl/d	US$70.00/US$60.00/US$50.00	WTI	$—
3-way option (3)(4)	Jan 2019 to Dec 2019	1,000 bbl/d	US$75.50/US$65.50/US$55.50	Brent	$—

Natural Gas
Fixed - Sell	Jan 2018 to Dec 2018	10,000 mmbtu/d	US$3.03	NYMEX	$0.9
Fixed - Sell	Jan 2018 to Dec 2018	5,000 GJ/d	$2.67	AECO	$2.1
Fixed - Sell (4)	Feb 2018 to Dec 2018	5,000 mmbtu/d	US$2.99	NYMEX	$—
Total					$(31.6)
Current asset					$18.5
Current liability					$(50.1)

(1)	Based on the weighted average price per unit for the period.

(2)	Fair values as at December 31, 2017. For the purposes of the table, contracts entered subsequent to December 31, 2017 will have no fair value assigned.

(3)
Producer 3-way option consists of a sold call, a bought put and a sold put. To illustrate, in a US$60/US$54.40/US$40 contract, Baytex receives WTI plus US$14.40/bbl when WTI is at or below US$40/bbl; Baytex receives US$54.40/bbl when WTI is between US$40/bbl and US$54.40/bbl; Baytex receives the market price when WTI is between US$54.40/bbl and US$60/bbl; and Baytex receives US$60/bbl when WTI is above US$60/bbl.

(4)	Contracts entered subsequent to December 31, 2017.

(5)	For these contracts, the counterparty has the right, if exercised on December 31, 2018, to enter a swap transaction for the remaining term, notional volume and fixed price per unit indicated above.

Disclosure of financial derivatives marked-to-market
Financial derivatives are marked-to-market at the end of each reporting period, with the following reflected in the consolidated statements of income or loss:

	Years Ended December 31
	2017	2016
Realized financial derivatives gain	$(7,616)	$(96,929)
Unrealized financial derivatives loss	2,439	140,136
Financial derivatives (gain) loss	$(5,177)	$43,207

Disclosure of physical delivery contracts
The following physical delivery contracts were held for the purpose of delivery of non-financial items in accordance with the Company's expected sale requirements. Physical delivery contracts are not considered financial instruments, and as a result no asset or liability has been recognized in the consolidated statements of financial position.

Period	Product	Volume	Price/Unit(1)
Jan 2018 to Dec 2018	WCS	2,000 bbl/d	WTI less US$14.00/bbl

(1)	Based on the weighted average price per unit for the period.

As at December 31, 2017, Baytex had committed to deliver the following volumes of raw bitumen to market on rail:

Period	Volume
Jan 2018 to Apr 2018	1,000 bbl/d
Jan 2018 to Dec 2018	5,000 bbl/d
Apr 2018	1,000 bbl/d
May 2018 to Dec 2018	2,000 bbl/d

Disclosure of cash outflows relating to financial liabilities
The timing of cash outflows relating to financial liabilities as at December 31, 2017 is outlined in the table below:

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Trade and other payables	$144,542	$144,542	$—	$—	$—
Bank loan(1) (2)	213,376	—	213,376	—	—
Long-term notes(2)	1,489,210	—	—	988,490	500,720
Interest on long-term notes	398,635	86,377	172,754	99,609	39,895
	$2,245,763	$230,919	$386,130	$1,088,099	$540,615

(1)
The bank loan is covenant-based with a revolving period that is extendible annually for up to a four-year term. Unless extended, the revolving period will end on June 4, 2019, with all amounts to be repaid on such date.

(2)	Principal amount of instruments.

Trade and other receivables aging
The Company's trade and other receivables, net of the allowance for doubtful accounts, were aged as follows at December 31, 2017:

Trade and Other Receivables Aging	December 31, 2017
Current (less than 30 days)	$107,796
31-60 days	2,939
61-90 days	1,427
Past due (more than 90 days)	682
$112,844